Other Financial Assets Measured At Amortized Cost - Additional Information (Detail) - Other Financial Assets Measured At Amortized Cost [Member] - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
China Tower Corporation Limited [member]
Disclosure Of Other Financial Assets Measured At Amortized Cost [Line Items]
Principal and interest of short term loans granted	¥ 2,502	¥ 2,502
Other Financial Institutions And Other Third Parties [Member]
Disclosure Of Other Financial Assets Measured At Amortized Cost [Line Items]
Other short-term loans and debt instrument investments	¥ 31,641	¥ 34,335